Financing Lease Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Financing Lease Obligations

Note 7 – Financing Lease Obligations

Lease obligations at September 30, 2021 and December 31, 2020 consisted of the following:

	September 30,	December 31,
	2021	2020

Lease obligations	$4,415,870	$2,352,878
Less current portion	(1,920,254)	(1,426,425)
Long-term portion	$2,495,616	$926,453

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

A rollforward of lease obligations from December 31, 2020 to September 30, 2021 is below:

Lease obligations, December 31, 2020	$2,352,878
New lease obligations	5,692,784
Payments on lease obligations	(3,629,792)
Lease obligations, September 30, 2021	$4,415,870

Future payments under lease obligations are as follows:

Twelve Months Ending September 30,
2022	$2,033,761
2023	1,500,065
2024	1,058,833
Total payments	4,592,659
Amount representing interest	(176,789)
Lease obligation, net	$4,415,870

Note 6 – Lease Obligations

Lease obligations at December 31, 2020 and 2019 consisted of the following:

	2020	2019

Lease obligations	$2,352,878	$2,400,565
Less current portion	(1,426,425)	(1,416,446)
Long-term portion	$926,453	$984,119

A rollforward of lease obligations from December 31, 2018 to December 31, 2020 is below:

Lease obligations, December 31, 2018	$3,790,147
New lease obligations	1,159,470
Disposal of leased vehicles	(769,009)
Payments on lease obligations	(1,780,043)
Lease obligations, December 31, 2019	2,400,565
New lease obligations	3,705,417
Disposal of leased vehicles	(975,215)
Lease obligation converted to note payable	(355,438)
Payments on lease obligations	(2,422,451)
Lease obligations, December 31, 2020	$2,352,878

Future payments under lease obligations are as follows:

Years ending December 31,
2021	$1,531,108
2022	769,619
2023	210,219
Total payments	2,510,946
Amount representing interest	(158,068)
Lease obligation, net	$2,352,878